JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 95.1%
Australia — 5.0%
Australia & New Zealand Banking Group Ltd.	1,527	19,400
BHP Group Ltd.	1,740	45,799
Commonwealth Bank of Australia	209	10,627
CSL Ltd.	175	33,966
Dexus, REIT	2,274	13,806
Goodman Group, REIT	3,039	36,952
Macquarie Group Ltd.	60	5,260
National Australia Bank Ltd.	351	4,383
Rio Tinto Ltd.	672	49,215
Rio Tinto plc	239	14,573
Westpac Banking Corp.	1,902	22,839

		256,820

Austria — 0.4%
Erste Group Bank AG	916	20,494

Denmark — 3.1%
Carlsberg A/S, Class B	117	17,336
Chr Hansen Holding A/S(a)	146	16,715
Novo Nordisk A/S, Class B	1,367	89,706
Orsted A/S(b)	256	36,523

		160,280

Finland — 0.6%
Nokia OYJ	2,401	11,523
UPM-Kymmene OYJ	637	17,010

		28,533

France — 11.9%
Accor SA*(a)	385	9,690
Air Liquide SA	447	73,575
Airbus SE*	407	29,818
Alstom SA*	496	27,639
AXA SA(a)	654	13,113
BNP Paribas SA*	993	40,042
Capgemini SE	372	48,215
L’Oreal SA	40	13,551
LVMH Moet Hennessy Louis Vuitton SE	146	63,475
Natixis SA*	300	733
Orange SA	1,867	21,887
Safran SA*	299	31,785
Sanofi	911	95,667
Schneider Electric SE	465	53,285
Sodexo SA	50	3,463
Thales SA	107	7,756
TOTAL SE	985	37,285
Vinci SA	405	34,842

		605,821

Germany — 11.5%
adidas AG*	209	57,596
Allianz SE (Registered)	122	25,364
BASF SE	165	9,103
Bayer AG (Registered)	419	27,823
Brenntag AG	688	42,458
Deutsche Boerse AG	211	38,337
Deutsche Post AG (Registered)	1,144	46,418
Deutsche Telekom AG (Registered)	3,456	57,692
Deutsche Wohnen SE	248	12,058
Henkel AG & Co. KGaA (Preference)	134	13,200
Infineon Technologies AG	1,734	44,200
SAP SE	752	118,652
Siemens AG (Registered)	503	64,133
Volkswagen AG (Preference)	186	27,188

		584,222

Hong Kong — 2.5%
AIA Group Ltd.	5,907	53,265
CK Asset Holdings Ltd.	2,704	15,013
CLP Holdings Ltd.	2,809	26,561
Hong Kong Exchanges & Clearing Ltd.	709	33,753

		128,592

Ireland — 0.3%
CRH plc	474	17,247

Italy — 2.2%
Assicurazioni Generali SpA	224	3,366
Enel SpA	7,723	70,745
FinecoBank Banca Fineco SpA*(a)	2,371	34,571
UniCredit SpA*	368	3,377

		112,059

Japan — 21.6%
Advantest Corp.	231	12,607
Asahi Group Holdings Ltd.	115	3,752
Bridgestone Corp.	1,153	33,950
Central Japan Railway Co.	159	19,240
Daicel Corp.	1,654	11,058
Daikin Industries Ltd.	335	58,888
Electric Power Development Co. Ltd.	405	5,526
ENEOS Holdings, Inc.	4,976	17,447
Hitachi Ltd.	1,215	36,391
Honda Motor Co. Ltd.	2,037	49,659
Hoya Corp.	389	38,314
Japan Tobacco, Inc.	392	6,697
Kao Corp.	779	56,476
Keyence Corp.	140	59,078
Mabuchi Motor Co. Ltd.	706	21,205
Marui Group Co. Ltd.	950	13,809
Mitsubishi Corp.	1,539	31,009
Mitsubishi UFJ Financial Group, Inc.	9,094	34,078
Mitsui Fudosan Co. Ltd.	2,005	31,340
Nichirei Corp.	646	18,454
Nintendo Co. Ltd.	133	58,363
Nippon Telegraph & Telephone Corp.	2,397	55,629
Nitori Holdings Co. Ltd.	158	34,548
Nomura Research Institute Ltd.	399	10,531
Otsuka Corp.	630	32,843
Otsuka Holdings Co. Ltd.	1,011	41,938
Panasonic Corp.	1,873	16,220
Recruit Holdings Co. Ltd.	248	7,743
Renesas Electronics Corp.*	854	4,697
Seven & i Holdings Co. Ltd.	659	19,903
SoftBank Group Corp.	223	14,084
Sony Corp.	285	22,126

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Japan — continued
Sumitomo Electric Industries Ltd.	1,268	14,171
Sumitomo Metal Mining Co. Ltd.	644	19,343
Sumitomo Mitsui Financial Group, Inc.	1,159	30,886
T&D Holdings, Inc.	1,229	10,113
Tokio Marine Holdings, Inc.	748	31,584
Tokyo Gas Co. Ltd.	278	5,907
Tokyu Corp.	816	9,083
Toyota Motor Corp.	1,381	81,982
West Japan Railway Co.	264	11,414
Yamato Holdings Co. Ltd.	381	9,827

		1,101,913

Luxembourg — 0.1%
ArcelorMittal SA*	614	6,800

Malta — 0.0%(c)
BGP Holdings plc*‡	449	1

Netherlands — 4.5%
Akzo Nobel NV	500	47,100
ASML Holding NV	278	98,738
Heineken NV	179	17,307
ING Groep NV	3,178	22,160
Koninklijke Philips NV*	200	10,357
Royal Dutch Shell plc, Class A	1,525	22,289
Royal Dutch Shell plc, Class B	657	9,218

		227,169

Norway — 0.8%
Telenor ASA	2,522	38,992

Singapore — 0.7%
DBS Group Holdings Ltd.	2,343	33,851
United Overseas Bank Ltd.	279	3,930

		37,781

Spain — 3.0%
Banco Santander SA	5,582	11,970
Bankia SA	7,062	8,997
Iberdrola SA	5,778	74,680
Industria de Diseno Textil SA	1,989	52,691
Telefonica SA	1,487	6,227

		154,565

Sweden — 1.7%
Lundin Energy AB(a)	1,051	24,515
SKF AB, Class B	1,631	30,190
Svenska Handelsbanken AB, Class A*	3,544	33,420

		88,125

Switzerland — 11.4%
Adecco Group AG (Registered)	803	37,963
Cie Financiere Richemont SA (Registered)	419	25,984
Credit Suisse Group AG (Registered)	1,653	17,624
LafargeHolcim Ltd. (Registered)*	844	39,915
Nestle SA (Registered)	1,645	195,640
Novartis AG (Registered)	1,255	103,387
Roche Holding AG	391	135,302
Swiss Re AG(a)	299	23,592

		579,407

United Kingdom — 13.4%
3i Group plc	3,780	43,509
AstraZeneca plc	360	39,825
Aviva plc	972	3,343
Barratt Developments plc	3,078	20,449
Beazley plc	2,843	15,489
BP plc	14,130	51,171
British American Tobacco plc	1,686	55,707
Burberry Group plc	638	10,392
CK Hutchison Holdings Ltd.	2,199	14,357
Diageo plc	1,982	72,510
GlaxoSmithKline plc	3,108	61,907
HSBC Holdings plc	4,527	20,385
InterContinental Hotels Group plc	500	23,015
ITV plc	1,841	1,358
Lloyds Banking Group plc	64,243	21,888
M&G plc	10,562	22,105
Prudential plc	1,595	22,800
RELX plc	1,605	33,796
Standard Chartered plc	4,455	22,275
Taylor Wimpey plc	10,841	16,722
Tesco plc	10,510	29,662
Unilever NV(a)	1,296	76,597
Whitbread plc	223	6,327

		685,589

United States — 0.4%
Ferguson plc	218	19,223

TOTAL COMMON STOCKS (Cost $4,695,100)		4,853,633

SHORT-TERM INVESTMENTS — 4.5%
INVESTMENT COMPANIES — 2.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(d)(e)(Cost $146,428)	146,411	146,528

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 1.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(d)(e)	72,039	72,061
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(d)(e)	12,066	12,066

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $84,127)		84,127

TOTAL SHORT-TERM INVESTMENTS (Cost $230,555)		230,655

Total Investments — 99.6% (Cost $4,925,655)		5,084,288
Other Assets Less Liabilities — 0.4%		19,522

Net Assets — 100.0%		5,103,810

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	11.7%
Banks	7.9
Food Products	4.2
Electric Utilities	4.1
Insurance	4.0
Diversified Telecommunication Services	3.5
Oil, Gas & Consumable Fuels	3.2
Semiconductors & Semiconductor Equipment	3.2
Automobiles	3.1
Chemicals	3.1
Textiles, Apparel & Luxury Goods	3.1
Personal Products	2.9
Capital Markets	2.7
Metals & Mining	2.7
Software	2.3
Beverages	2.2
Electronic Equipment, Instruments & Components	1.9
Trading Companies & Distributors	1.8
IT Services	1.8
Specialty Retail	1.7
Professional Services	1.6
Industrial Conglomerates	1.5
Household Durables	1.5
Electrical Equipment	1.5
Aerospace & Defense	1.4
Tobacco	1.2
Building Products	1.2
Real Estate Management & Development	1.2
Entertainment	1.1
Machinery	1.1
Construction Materials	1.1
Air Freight & Logistics	1.1
Equity Real Estate Investment Trusts (REITs)	1.0
Food & Staples Retailing	1.0
Health Care Equipment & Supplies	1.0
Others (each less than 1.0%)	5.9
Short-Term Investments	4.5

Abbreviations

OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
(a)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is approximately $82,371,000.

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of July 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
SPI 200 Index	901	09/2020	AUD	94,562	81
TOPIX Index	644	09/2020	JPY	91,592	(7,609)

					(7,528)

Abbreviations

AUD	Australian Dollar
JPY	Japanese Yen
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$256,820	$—	$256,820
Austria	—	20,494	—	20,494
Denmark	36,523	123,757	—	160,280
Finland	—	28,533	—	28,533
France	—	605,821	—	605,821
Germany	—	584,222	—	584,222
Hong Kong	—	128,592	—	128,592
Ireland	—	17,247	—	17,247
Italy	—	112,059	—	112,059
Japan	—	1,101,913	—	1,101,913
Luxembourg	—	6,800	—	6,800
Malta	—	—	1	1
Netherlands	17,307	209,862	—	227,169
Norway	—	38,992	—	38,992
Singapore	—	37,781	—	37,781
Spain	—	154,565	—	154,565
Sweden	—	88,125	—	88,125
Switzerland	—	579,407	—	579,407
United Kingdom	—	685,589	—	685,589
United States	—	19,223	—	19,223

Total Common Stocks	53,830	4,799,802	1	4,853,633

Short-Term Investments
Investment Companies	146,528	—	—	146,528
Investment of cash collateral from securities loaned	84,127	—	—	84,127

Total Short-Term Investments	230,655	—	—	230,655

Total Investments in Securities	$284,485	$4,799,802	$1	$5,084,288

Appreciation in Other Financial Instruments
Futures Contracts	$81	$—	$—	$81

Depreciation in Other Financial Instruments
Futures Contracts	$(7,609)	$—	$—	$(7,609)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(a)(b)	$154,151	$1,318,699	$1,326,359	$(45)	$82		$146,528	146,411	$1,579	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(a)(b)	76,005	581,000	585,000	56	—	(c)	72,061	72,039	293	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	30,261	570,316	588,511	—	—		12,066	12,066	85	—

Total	$260,417	$2,470,015	$2,499,870	$11	$82		$230,655		$1,957	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.
(c)	Amount rounds to less than one thousand.